Defined benefit pension schemes - Maturity (Details) - Pension plans £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) Y	Dec. 31, 2016 GBP (£) Y
Defined benefit pension schemes
Weighted average duration of the benefit obligations | Y	18.6	19.5
Estimated future obligations	£ 14,169	£ 14,824
Total employer contributions expected to be paid in the next year	50	45
Expected to be settled within one year
Defined benefit pension schemes
Estimated future obligations	255	243
1 to 5 years
Defined benefit pension schemes
Estimated future obligations	1,108	1,090
5 years to 10 years
Defined benefit pension schemes
Estimated future obligations	1,589	1,585
After 10 years to 15 years
Defined benefit pension schemes
Estimated future obligations	1,667	1,694
After 15 years to 20 years
Defined benefit pension schemes
Estimated future obligations	1,661	1,704
Over 20 years
Defined benefit pension schemes
Estimated future obligations	£ 7,889	£ 8,508